Stock-Based Compensation (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of Stock-Based Compensation Expense

Stock-based compensation expense recorded under the Incentive Stock Plan and the 2014 Plan is included in the following line items in the accompanying statements of operations (in thousands):

	Nine Months Ended September 30,
	2014	2015
Research and development	$37	$308
General and administrative	132	1,148

	$169	$1,456

Stock-based compensation expense recorded under the Plan is included in the following line items in the accompanying statements of operations:

	Year Ended December 31,
	2013	2014
Research and development	$29,296	$61,467
General and administrative	104,449	152,291

	$133,745	$213,758

Black-Scholes-Merton Option Pricing Model

The assumptions used to estimate fair value are as follows:

	Year Ended December 31,
	2013	2014
Risk-free interest rate	0.52% - 2.80%	0.91% - 2.70%
Expected term (in years)	4.04 - 10.00	7.00 - 10.00
Expected volatility	58.55% - 92.00%	86.00% - 95.00%
Expected dividend yield	0%	0%

Schedule of Stock Option Activity

The activity under the Plan for the year ended December 31, 2014 is summarized as follows:

	Number of Options	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value
Outstanding balance at January 1, 2014	296,256	$5.24	7.24	$–
Granted	112,262	$5.85
Exercised	–	–
Cancelled	(13,333)	$5.85

Outstanding balance at December 31, 2014	395,185	$5.40	7.24	$1,275,980

Exercisable at December 31, 2014	170,167	$4.80	5.71	$651,543

Vested and expected to vest at December 31, 2014	297,899	$5.25	6.47	$1,006,008

Information Regarding Currently Outstanding and Exercisable Options

Information regarding currently outstanding and exercisable options as of December 31, 2014 is as follows:

	Options Outstanding		Options Exercisable
Exercise Price	Number of Shares	Weighted- Average Remaining Contractual Term (in years)	Number of Shares	Weighted- Average Remaining Contractual Term (in years)
$0.75	12,000	2.50	12,000	2.50
$3.00	20,667	3.54	20,667	3.54
$4.65	49,327	3.61	49,327	3.61
$5.85	313,191	8.24	88,173	7.82

	395,185	7.24	170,167	5.71

Unvested Stock Options	Unvested stock options as of December 31, 2013 and 2014 were as follows:

	Number of Unvested Shares As of December 31,
Exercise Price	2013	2014
$5.85	161,511	225,018

	161,511	225,018